Cover	Jun. 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 21, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41424
Entity Registrant Name	Thunder Power Holdings, Inc.
Entity Central Index Key	0001912582
Entity Tax Identification Number	87-4620515
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	221 W 9th St #848
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	909
Local Phone Number	214-2482
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	AIEV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false